STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-in Capital [Member]	Amount of Liability Extinguished on Account of Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 82		$ 40,345	$ 0	$ (42,294)		$ (1,867)
Balance (in shares) at Dec. 31, 2008	5,259,874
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a)	3		68	0	0	0	71
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a) (in shares)	202,626
Issuance of shares	3		60	0	0	0	63
Issuance of shares (in shares)	168,865
Exercise of options	1		0	0	0	0	1
Exercise of options (in shares)	93,056
Beneficial conversion feature on convertible bond terms	0		24	0	0	0	24
Stock- based compensation	0		522	0	0	0	522
Net income (loss)	0		0	0	(5,085)	(5,085)	(5,085)
Total comprehensive income (loss)						(5,085)
Balance at Dec. 31, 2009	89		41,019	0	(47,379)		(6,271)
Balance (in shares) at Dec. 31, 2009	5,724,421
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a)	0	[1]	0	0	0	0	0	[1]
Issuance of shares in connection with acquisition of Intelli-Site (see Note 1a) (in shares)	6,932
Issuance of shares	24		176	0	0	0	200
Issuance of shares (in shares)	1,538,461
Exercise of options	0	[1]	0	0	0	0	0	[1]
Exercise of options (in shares)	11,007
Warrants issued in connection with extinguishments of liabilities (see Note 1d)	0		147	0	0	0	147
Stock- based compensation	0		18	0	0	0	18
Net income (loss)	0		0	0	(1,965)	(1,965)	(1,965)
Total comprehensive income (loss)						(1,965)
Balance at Dec. 31, 2010	113		41,360	0	(49,344)		(7,871)
Balance (in shares) at Dec. 31, 2010	7,280,821
Exercise of options	0	[1]	0	0	0	0	0	[1]
Exercise of options (in shares)	10,007
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 13d)	79		343	819	0	0	1,241
Shares, options and warrants issued in connection with extinguishments of liabilities (see Notes 1d and 13d) (in shares)	4,744,444
Stock- based compensation	0		10	0	0	0	10
Net income (loss)	0		0	0	1,019	1,019	1,019
Total comprehensive income (loss)						1,019
Balance at Dec. 31, 2011	$ 192		$ 41,713	$ 819	$ (48,325)		$ (5,601)
Balance (in shares) at Dec. 31, 2011	12,035,272

[1]	Less than $1.